                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAR Capital Management, Inc.

Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gina DiMento
Title: Vice President
Phone:617-526-8990


Signature, Place, and Date of Signing:

    Gina DiMento                  Boston, MA                      11-14-06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:

                                                    0
Number of Other Included Managers:      _____________
                                                  100
Form 13F Information Table Entry Total: _____________
                                            1,751,123
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



                                    FORM 13F

As of September 30, 2006

                        Name of Reporting manager: PAR CAPITAL, MANAGEMENT, INC.





                                                                                                                   (SEC USE ONLY)
-----------------------------------------------------------------------------------------------------------------------------------
       Item 1:        Item 2:        Item 3:      Item 4:              Item 5:             Item 6:       Item 7:      Item 8
                                                                                    Investment Discretion
                                                                                    ---------------------
                                                                         Shares of          (b)
                                                                 ------------------       Shared-           Man-  Voting Authority
                                                                              SHR/          As             agers     (Shares)
                      Title                        Fair                       PRN/        Defined   (c)     See  ------------------
                       of             CUSIP       Market          Principal   PUT/    (a)   in     Shared- Instr. (a)  (b)    (c)
  Name of Issuer      Class           Number      Value            Amount     CALL   Sole Instr. V  Other    V   Sole Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
ABB Ltd -
  SPON ADR              Common      000375204   2,656,429.00      201,550.00   SHR     X                         201550
Alpha Natural
  Resources             Common      02076X102   1,345,904.00       85,400.00   SHR     X                          85400
AmDocs Limited          Common      G02602103   1,980,000.00       50,000.00   SHR     X                          50000
Alaska Air
  Group Inc.            Common      011659109   7,798,200.00      205,000.00   SHR     X                         205000
AMR Corp                Common      001765106 150,572,095.70    6,507,005.00   SHR     X                        6507005
Apollo
  Group Inc             Common      037604105   4,924,000.00      100,000.00   SHR     X                         100000
Applied
  Materials Inc         Common      038222105   1,241,100.00       70,000.00   SHR     X                          70000
Atmel Corp              Common      049513104     302,000.00       50,000.00   SHR     X                          50000
Ballantyne
  of Omaha Inc          Common      058516105   2,062,013.73      469,707.00   SHR     X                         469707
Bally Tech-
  nologies Inc          Common      05874B107   9,810,240.00      557,400.00   SHR     X                         557400
Bank of
  America Corp          Common      060505104  10,714,000.00      200,000.00   SHR     X                         200000
Blockbuster
  Inc Cl A          Class A Common  093679108   4,890,624.00    1,273,600.00   SHR     X                        1273600
Bluefly Inc             Common      096227103     834,768.00      843,200.00   SHR     X                         843200
Boyd Gaming
  Corporation           Common      103304101   1,602,948.00       41,700.00   SHR     X                          41700
CKE Restaurants         Common      12561E105  14,212,000.00      850,000.00   SHR     X                         850000
Cablevision
  Systems Corp      Class A Common  12686C109  23,738,763.00    1,045,300.00   SHR     X                        1045300
Charter
  Communications    Class A Common  16117M107     380,000.00      250,000.00   SHR     X                         250000
Charles Schwab
  Corporation           Common      808513105   1,791,000.00      100,000.00   SHR     X                         100000
Citigroup Inc.          Common      172967101   4,569,640.00       92,000.00   SHR     X                          92000
Cogent
  Communications        Common      19239V302   4,507,930.50      388,950.00   SHR     X                         388950
Cohu Inc.               Common      192576106   1,745,200.40       97,880.00   SHR     X                          97880
Community
  Health Systems        Common      203668108  13,072,500.00      350,000.00   SHR     X                         350000
Conagra Inc.            Common      205887102   5,263,200.00      215,000.00   SHR     X                         215000
Conocophillips          Common      20825C104   2,381,200.00       40,000.00   SHR     X                          40000
Danka Business
  Systems               Common      002536448     744,000.00      400,000.00   SHR     X                         400000
DDI Corp                Common      233162502   2,331,442.80      301,220.00   SHR     X                         301220
E TRADE
  Group Inc.            Common      269246104  20,332,000.00      850,000.00   SHR     X                         850000
Echostar
  Communications    Class A Common  278762109  26,192,000.00      800,000.00   SHR     X                         800000
Emrise
  Corporation           Common      29246J101   1,450,334.00    1,450,334.00   SHR     X                        1450334
EMAK Worldwide
  Inc                   Common      26861V104     321,300.00       51,000.00   SHR     X                          51000
Espeed Inc.             Common      296643109   2,678,074.00      291,095.00   SHR     X                         291095
Expedia Inc             Common      302125109  21,168,000.00    1,350,000.00   SHR     X                        1350000
Federal
  Natl Mtg Assn         Common      313586109  13,977,500.00      250,000.00   SHR     X                         250000
Formfactor Inc.         Common      346375108  20,643,700.00      490,000.00   SHR     X                         490000
Gatx Corp               Common      361448103   2,118,144.00       51,200.00   SHR     X                          51200
Getty Images Inc        Common      374276103   1,112,832.00       22,400.00   SHR     X                          22400
Google Inc              Common      38259P508  56,266,000.00      140,000.00   SHR     X                         140000
Harris Inter-
  active Inc.           Common      414549105     287,371.00       47,110.00   SHR     X                          47110
Holly Corp              Common      435758305   1,299,900.00       30,000.00   SHR     X                          30000
Housevalues Inc         Common      44183Y102   2,442,615.04      418,256.00   SHR     X                         418256
Intel Corp          Class A Common  458140100   5,118,618.23      248,839.00   SHR     X                         248839
JP Morgan
  Chase & Co.           Common      46625H100   2,817,600.00       60,000.00   SHR     X                          60000
LTX Corporation         Common      502392103     991,594.23      197,923.00   SHR     X                         197923
Leadis Tech-
  nology Inc.            Common     52171N103   2,481,141.15      628,137.00   SHR     X                         628137
Lodgenet
  Entertainment
  Corporation           Common      540211109  21,844,103.36    1,156,997.00   SHR     X                        1156997
Marinemax Inc.          Common      567908108   8,271,250.00      325,000.00   SHR     X                         325000
Marvell
  Technology
  Group Ltd             Common      G5876H105   4,842,500.00      250,000.00   SHR     X                         250000
MRV Communi-
  cations Inc.          Common      553477100     745,059.24      269,949.00   SHR     X                         269949
MAIR Holdings Inc.      Common      560635104   4,329,687.44      758,264.00   SHR     X                         758264
Maxim Intergrated
  Products Inc          Common      57772K101   2,808,000.00      100,000.00   SHR     X                         100000
Mediacom
  Communications        Common      58446K105   3,409,768.00      478,900.00   SHR     X                         478900
Media Sciences
  Intl Inc              Common      58446X107     900,307.14      168,600.00   SHR     X                         168600
Microsoft Corp          Common      594918104   9,572,500.00      350,000.00   SHR     X                         350000
Morgan Stanley
  Dean Witter
  Discover & Co         Common      617446448   3,157,003.00       43,300.00   SHR     X                          43300
Monster
  Worldwide Inc         Common      611742107   5,468,309.00      151,100.00   SHR     X                         151100
Mosys Inc               Common      619718109   2,019,000.00      300,000.00   SHR     X                         300000
Movie Gallery           Common      624581104   2,940,000.00    1,500,000.00   SHR     X                        1500000
Multimedia
  Games Inc.            Common      749938106   7,744,168.56      852,882.00   SHR     X                         852882
Netbank Inc.            Common      640933107   1,685,300.10      278,562.00   SHR     X                         278562
Nintendo Co.
  LTD ADR               Common      654445303   4,509,697.50      175,000.00   SHR     X                         175000
NMS Communi-
  cations Corp          Common      629248105   1,386,461.82      478,916.00   SHR     X                         478916
Ohio Art Co             Common      677143109     268,312.50       40,500.00   SHR     X                          40500
Opentv Corp             Common      675431016     192,375.00       67,500.00   SHR     X                          67500
Partnerre Ltd           Common      G6852T105   1,466,269.00       21,700.00   SHR     X                          21700
Peets Coffee
  & Tea Inc.            Common      705560100   7,503,000.00      300,000.00   SHR     X                         300000
Penn National
  Gaming Inc.           Common      707569109  40,172,000.00    1,100,000.00   SHR     X                        1100000
Pharmacyclics
  Inc.                  Common      716933106     121,500.00       25,000.00   SHR     X                          25000
Planetout Inc.          Common      727058109   5,012,279.60    1,089,626.00   SHR     X                        1089626
Priceline Inc.          Common      741503403 147,160,000.00    4,000,000.00   SHR     X                        4000000
Pure Cycle
  Corp New              Common      746228303  15,465,160.80    2,147,939.00   SHR     X                        2147939
Qiagen NV               Common      007994915   3,168,000.00      200,000.00   SHR     X                         200000
Quality
  Systems Inc.          Common      747582104   5,947,981.02      153,338.00   SHR     X                         153338
Republic Airways
  Holdings Inc.         Common      760276105  12,499,637.28      805,389.00   SHR     X                         805389
Sabre Holdings
  Corporation       Class A Common  785905100  80,344,650.00    3,435,000.00   SHR     X                        3435000
Sapient Corp            Common      803062108   2,048,801.92      376,618.00   SHR     X                         376618
Sepracor Inc            Common      917315104   3,148,600.00       65,000.00   SHR     X                          65000
SLM Corporation         Common      78442P106  11,799,460.00      227,000.00   SHR     X                         227000
Solectron Corp          Common      834182107     105,624.00       32,400.00   SHR     X                          32400
Sprint Nextel
  Corporation           Common      852061100   3,649,520.00      212,800.00   SHR     X                         212800
Station
  Casinos Inc.          Common      857689103  18,413,072.00      318,400.00   SHR     X                         318400
Stats Chippac
  LTD ADR               Common      85771T104  11,569,250.00    1,925,000.00   SHR     X                        1925000
Sycamore
  Networks Inc.         Common      871206108     378,000.00      100,000.00   SHR     X                         100000
Synplicity Inc.         Common      87160Y108     640,000.00      100,000.00   SHR     X                         100000
Symbion Inc.            Common      871507109   2,295,000.00      125,000.00   SHR     X                         125000
Telular Corp            Common      87970T208   1,622,397.34      747,683.00   SHR     X                         747683
Therma-Wave
  Inc                   Common      88343A108   1,118,200.16      939,664.00   SHR     X                         939664
Tivo Inc.               Common      888706108  29,169,273.21    3,843,119.00   SHR     X                        3843119
TOPPS
  Co Inc.               Common      890786106     492,800.00       55,000.00   SHR     X                          55000
Triad
  Hospital Inc.         Common      89579K109  28,619,500.00      650,000.00   SHR     X                         650000
UnitedHealth
  Group, Inc.           Common      91324P102  49,200,000.00    1,000,000.00   SHR     X                        1000000
Universal Health
  Services, Inc.    Class B Common  913903100  43,299,425.00      722,500.00   SHR     X                         722500
US Airways Group        Common      90341W108 599,274,440.05   13,518,485.00   SHR     X                       13518485
Vonage
  Holdings Corp         Common      92886T201  55,040,000.00    8,000,000.00   SHR     X                        8000000
Web.com                 Common      94732Q100   8,320,000.00    2,000,000.00   SHR     X                        2000000
Website
  Pros Inc              Common      94769V105   4,533,224.64      417,424.00   SHR     X                         417424
Webzen Inc.           Common ADR    94846M102   1,088,100.00      270,000.00   SHR     X                         270000
WMS Industries
  Inc.                  Common      929297109   8,763,000.00      300,000.00   SHR     X                         300000
WPT Enter-
  prises Inc.           Common      98211W108   1,880,000.00      500,000.00   SHR     X                         500000
XL Capital
  Ltd               Class A Common  G98255105   2,486,940.00       36,200.00   SHR     X                          36200
Zix Corp                Common      98974P100      44,578.00       71,900.00   SHR     X                          71900
                                            ----------------
  Total Long Equities                       1,751,123,409.46
                                            ----------------




